Richard Goldberger

Senior Director and

Associate General Counsel

(201) 743-7174

Fax: (212) 314-3959

Law Department

October 8, 2014

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	AXA Equitable Life Insurance Company

AXA Equitable Separate Account FP

Form N-6 Registration Statement

CIK No. 00000771726

File Nos: 333-134307 and 811-04335

Commissioners:

AXA Equitable Life Insurance Company (“AXA Equitable”) today has transmitted via EDGAR for filing pursuant to
Rule 485(a) under the Securities Act of 1933 (“1933 Act”), Post-Effective Amendment No. 18 and Amendment No. 116 (“Amendment”) to AXA Equitable’s Form N-6 Registration Statement File Nos. 333-134307 and 811-04355 under the 1933 Act and the Investment Company Act of 1940, respectively, with respect to Separate Account FP of AXA Equitable.

This Registration Statement relates to a new national version of the IncentiveLife Legacy® Series variable life insurance contract to be issued by AXA Equitable with variable investment options funded through AXA Equitable’s Separate Account FP.

The principal differences between the new version of the IncentiveLife Legacy® Series (“IncentiveLife Legacy® III”) and the current version (“Incentive Life Legacy II”) are outlined below. Incentive Life Legacy® II is covered by AXA Equitable’s Form N-6 Registration Statement File No. 333-134307 and has been offered continuously since it became effective under the 1933 Act. It is intended that once the Registration Statement becomes effective, and subject to state approval, IncentiveLife Legacy® III will replace Incentive Life Legacy® II for new offers and sales.

In reliance upon Securities Act Release No. 6510 and Investment Company Act Release No. 13768 (February 15, 1984), we hereby request selective review from the Commission and its Staff of the disclosure related to the principal differences in the IncentiveLife Legacy® III design as listed below. Except for the disclosure relating to these principal differences, the disclosure set forth in this Registration Statement is not substantially different from disclosure that has been previously filed with the Commission and commented on by the Staff in relation to the Incentive Life Legacy® II Registration Statement.

The principal differences between IncentiveLife Legacy® III and Incentive Life Legacy® II are as follows:

•	The current premium charges have changed.

•	The surrender charges have changed.

•	The administrative charges have changed.

•	The guaranteed minimum interest rate paid under the guaranteed interest option has changed.

•	The minimum interest rate for policy loans has changed.

•	Except where specified, limitations on contributions and transfers to the guaranteed interest option are no longer in effect.

Additional exhibits, financial statements and other financial information will be provided in a subsequent post-effective amendment.

Tandy Representations

On behalf of AXA Equitable and the Registrant, we hereby make the representations below regarding the Amendment:

1. We hereby acknowledge that the Staff of the Commission has not passed upon the accuracy or adequacy of the prospectus supplements for the above-referenced Registration Statement.

2. We acknowledge that the review of the filing by the Staff of the Commission does not relieve the registrant of its full responsibility for the adequacy and accuracy of the disclosure of this filing nor does it foreclose the Commission from taking any action with respect to the filing.

3. Further, we acknowledge that the registrant may not assert as a defense in any proceeding initiated by the Commission or any person under federal securities law that the Staff of the Commission reviewed the filing and provided comments to the Registrant or that the filing became automatically effective thereafter.

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Please contact the undersigned at (201) 743-7174 if there are any questions with this matter.

Sincerely,

/s/ Richard Goldberger ----------------------
Richard Goldberger

cc:	Christopher E. Palmer, Esq.